Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2022	Mar. 31, 2022
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 8,143	¥ 7,156
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,080	1,916
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,276	2,368
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,083	2,151
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 704	¥ 721

[1]	Other than above, there were ¥331 billion and ¥325 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2022 and September 30, 2022, respectively. These securities are primarily Japanese government, agency and municipal securities.